OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER RECEIVABLES
Partners and commercial managements		$ 1,900
Derivative financial instruments	$ 4,500	500	$ 3,700
Other	20,400	2,300	2,600
Balance as of 31 December	$ 24,881	$ 6,168	$ 7,500